Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2025	Dec. 31, 2024
Class A
Members' units issued (in Shares)	190,939	190,939
Members' units outstanding (in Shares)	190,964	190,964
Class B
Members' units issued (in Shares)	3,362	3,362
Members' units outstanding (in Shares)	2,164	2,164